MFS(R) VARIABLE INSURANCE TRUST II:

                      MFS(R) Global Total Return Portfolio

        Supplement to Current Prospectus - Initial Class & Service Class:


Effective February 8, 2010, the name of the fund is hereby changed from the MFS(R) Global Total Return Portfolio to the MFS(R) Global Tactical Allocation Portfolio and all references to the "MFS Global Total Return Portfolio" in the prospectus are hereby changed to the "MFS Global Tactical Allocation Portfolio."

Effective  February  8,  2010,  the  section  entitled   "Principal   Investment
Strategies" under the main heading "Risk Return Summary" is replaced in its entirety as follows:

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) attempts to achieve the fund's objective by generating returns from a combination of (1) individual security selection of a combination of debt instruments and equity securities and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund's exposure to asset classes, markets and currencies. MFS may also use derivatives to seek to limit the fund's exposure to certain extreme market events.

The fund's performance may not be correlated with the performance of the asset classes, markets or currencies represented by the underlying debt instruments and equity securities selected by MFS.

Individual Security Selection: In selecting direct investments for the fund, MFS normally invests the fund's assets in a combination of debt instruments and equity securities. MFS generally invests approximately 65% of the fund's assets in debt instruments and cash and/or cash equivalents and approximately 35% of the fund's assets in equity securities, although these allocations may vary significantly from time to time.

MFS may invest the fund's assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively large percentage of the fund's assets in a single country, a small number of countries, or a particular geographic region.

MFS generally invests substantially all of the fund's investments in debt instruments in investment grade debt instruments.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Tactical Asset Allocation Overlay: MFS manages the fund's exposure to asset classes, markets and currencies primarily through the use of derivative instruments based on its proprietary quantitative models. Factors considered by the quantitative models include valuation, momentum, and economic and behavioral data.

In managing the tactical overlay, MFS may increase or decrease the fund's exposure to asset classes, markets and/or currencies resulting from MFS' individual security selection based on MFS' assessment of the risk/return potential of such asset classes, markets and/or currencies. The fund's exposure to the equity security asset class after taking into account the tactical overlay may generally range from 0% to approximately 70% of the fund's assets. Correspondingly, the fund's exposure to the debt instrument asset class after taking into account the tactical overlay may at times be as high as 100%. MFS may also expose the fund to asset classes, markets and/or currencies in which its individual security selection has resulted in no or little exposure (e.g., commodities).

MFS may adjust the fund's net exposure to asset classes, markets and/or currencies by taking net short positions in an asset class, market or currency if MFS believes the risk/return potential of such asset class, market or currency is unattractive. Alternatively, MFS may cause the fund to take net long positions in an asset class, market or currency if MFS believes such asset class, market or currency appears attractive.

MFS may also use derivatives to seek to limit the fund's exposure to certain extreme market events by implementing various hedging transactions.

MFS will typically make extensive use of derivative instruments, and may invest in derivatives to the extent permitted by the Investment Company Act of 1940.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund's principal investment strategies by temporarily investing for defensive purposes.

Effective February 8, 2010, the following paragraphs are added to the section entitled "Principal Risks" under the main heading "Risk Return Summary":

Allocation Risk: MFS' assessment of the risk/return potential of asset classes, markets and currencies and its adjustments to the fund's exposure to asset classes, markets and currencies through the use of derivatives can be incorrect or can lead to an investment focus that results in the fund underperforming other funds that invest in similar investment types to those selected by MFS or have similar investment strategies.

Investment Strategy Risk: The fund's strategy to manage its exposure to asset classes, markets and currencies may not be effective if MFS is unable to adjust the fund's asset class, market and currency exposures as it would like because appropriate derivatives are not available or the derivatives MFS selects do not correlate as intended with the asset class, market and currency exposures resulting from MFS' individual security selection. In addition, the hedging strategies that may be implemented by MFS that seek to limit the fund's exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund's returns.

Effective February 8, 2010, the following paragraph is added to the sub-section entitled "Bar Chart" under the section entitled "Bar Chart and Performance Table" under the main heading "Risk Return Summary":

Performance information prior to February 8, 2010 reflects time periods when the fund (i) had a policy of investing between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed income senior securities and
(ii) did not employ a tactical asset allocation overlay. The fund's investment policies and strategies changed effective February 8, 2010.

Effective February 8, 2010, the section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

---------------------------------------------------------------------------------------------------------------------
Portfolio Manager               Primary Role                    Since    Title and Five Year History
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Nevin P. Chitkara               Equity Securities Portfolio     2006     Investment Officer of MFS; employed in the
                                Manager                                  investment area of MFS since 1997.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Steven R. Gorham                Equity Securities Portfolio     2000     Investment Officer of MFS; employed in the
                                Manager                                  investment area of MFS since 1992.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Richard O. Hawkins              Debt Securities Portfolio     February   Investment Officer of MFS; employed in the
                                Manager                         2010     investment area of MFS since 1988.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Benjamin R. Nastou              Tactical Asset Allocation     February   Investment Officer of MFS; employed in the
                                Overlay Portfolio Manager       2010     investment area of MFS since 2000.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Natalie I. Shapiro              Tactical Asset Allocation     February   Investment Officer of MFS; employed in the
                                Overlay Portfolio Manager       2010     investment area of MFS since 1997.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Benjamin Stone                  Equity Securities Portfolio     2009     Investment Officer of MFS; employed in the
                                Manager                                  investment area of MFS since 2005;
                                                                         Research analyst at Schroders Investment
                                                                         Management from 1997 to 2005.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Erik S. Weisman                 Debt Securities Portfolio       2005     Investment Officer of MFS; employed in the
                                Manager                                  investment area of MFS since 2002.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Barnaby Wiener                  Equity Securities Portfolio     2003     Investment Officer of MFS; employed in the
                                Manager                                  investment area of MFS since 1998.
---------------------------------------------------------------------------------------------------------------------

                The date of this supplement is December 9, 2009.